Derivative financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 14,146	$ 17,335
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	7,778		$ 13,153
Liabilities	$ 305,138		279,152
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 3,879		9,932
Liabilities	305,138		279,152
Loss on cash flow hedges	(14,200)	$ (17,300)
After-tax result accumulated in equity	71,000		95,000
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	3,899		3,230
Liabilities	$ 0		$ 0